TENANT ORIGINATION AND ABSORPTION COSTS AND TENANT RELATIONSHIP Amortization Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Tenant Origination and Absorption Costs
Finite-Lived Intangible Assets
Amortization of Intangible Assets	$ (75)
Tenant Relationship
Finite-Lived Intangible Assets
Amortization of Intangible Assets	$ (7)